SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
Jun. 30, 2019 USD ($)
Redemption Right [Member]
Convertible promissory notes	$ 1,200,000
Property and Equipment [Member]
Computers and office equipment	5 years
Office furniture and fixtures	7 years